Income taxes - Summary of Provision for Income Taxes Reflects Effective Tax Rate (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure representing major components of tax expense income [line items]
Income (loss) before taxes	$ 414.0	$ (771.7)
Combined statutory tax rate	23.00%	24.00%
Computed income tax expense (recovery)	$ 95.2	$ (185.2)
Increase (decrease) resulting from:
Share-based compensation	0.5	0.5
Non-taxable foreign exchange (gain) loss	(0.1)	(0.3)
Unrecognized deferred tax asset	(69.9)	178.2
Adjustments related to prior years	(27.1)	(0.9)
Tax rate reductions	0.0	7.6
Other	1.4	0.1
Deferred tax recovery	$ 0.0	$ 0.0